BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' deficit	$ 4,487	$ (50,442)
Working capital	21,908
Provision for litigation	$ 22,162